Consolidated Balance Sheets (Parenthetical) (USD $)	12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Pro Forma Adjustments [Member]		Dec. 31, 2011 Pro Forma [Member]	Dec. 31, 2011 Amount Received for the Sale [Member] Pro Forma Adjustments [Member]		Apr. 02, 2011 Payment for Repurchase of Preferred Stock [Member] Pro Forma Adjustments [Member]	Dec. 31, 2011 Payment for Repurchase of Preferred Stock [Member] Pro Forma Adjustments [Member]
Allowance for doubtful accounts	$ 142,235	$ 0
Accumulated depreciation	964,327	1,410,715
Deferred tax assets, valuation allowances	15,053,181
Preferred stock, par value	$ 0.01			$ 0.01
Preferred stock, liquidation preference	389,250			170,000
Preferred stock, shares authorized	50,000,000
Preferred stock, shares issued	389,250			170,000
Preferred stock, shares outstanding	389,250			170,000
Common stock, par value	$ 0.01			$ 0.01
Common stock, shares authorized	200,000,000			200,000,000
Common stock, shares issued	9,403,697			9,403,697
Cash and cash equivalents	2,933,894	(19,078)	[1]	2,911,271	1,200,000	[2]		(1,203,545)	[3]
Repurchase of Series B Convertible Preferred Stock, Shares							219,250
Repurchase of Series B Convertible Preferred Shares, Value							1,100,000
Payments for accrued dividends							100,000
Loans receivable		350,000	[4]	350,000
Additonal estimated losses, net of tax, at the time of sale	(68,109,729)	(1,296,576)	[5]	(69,406,305)
Accumulated deficit	(68,109,729)	(1,296,576)	[5]	(69,406,305)
Reduction in value of assets		$ 1,700,000

[1]	To reflect the removal of TransRadio balance sheet accounts as set forth in the March 26, 2012 Stock Purchase and Transfer Agreement.
[2]	To reflect $1.2 million cash Pernix Group Inc. received for the sale of its interest in TransRadio.
[3]	To reflect the April 2, 2012, repurchase of 219,250 Series B Cumulative Convertible Preferred Shares (Series B Preferred Shares) by Pernix from its majority shareholders, Ernil Continental, S.A., BVI. and Halbarad Group, Ltd., BVI for $1.1 million and paid the related accrued dividends of $0.1 million, for a total payment of $1.2 million.
[4]	To reflect the loan receivable by Pernix from TransRadio of $350,000 as of December 31, 2011, that remains outstanding at the date of the sale and for which Pernix anticipates repayment from TransRadio during the second quarter of 2012.
[5]	To reflect additional estimated losses, net of tax, at the time of sale of approximately $1.3 million from the disposition of TransRadio. This loss does not include the reduction in value of assets that was recorded in the fourth quarter of 2011 of $1.7 million to approximate the fair market value of the TransRadio intangible assets as of December 31, 2011.